PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
Prepayments and other current assets are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Employee advances	1,732,451	2,158,987	314,012
Input VAT recoverable	2,249,958	1,448,075	210,614
Prepayments and deposits	659,581	693,111	100,809
Other receivables	1,974,307	1,848,614	268,869

	6,616,297	6,148,787	894,304